D. Russell Morgan CHIEF COMPLIANCE OFFICER – SEPARATE ACCOUNTS	Legal Department TEL: 802 229-3113 • FAX: 802 229-3743 Email: rmorgan@nationallife.com September 29, 2009

Via Electronic Filing

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products 100 F Street, NE
Washington, DC 20549

RE: National Life Variable Annuity Account I, File No. 811-02118

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), National Life Insurance
Company, on behalf of Vermont Variable Annuity Account I, the Registrant, a unit investment trust registered under the
Act, mailed to its contract owners the semi-annual report for the period ending June 30, 2009. This filing constitutes the filing of the report as required by Rule 30b2-1 under the Act.

The semi-annual report, listed below, is hereby filed with the Commission via EDGAR on the dates indicated below and is incorporated herein by reference.

Underlying Management Investment Company	CIK Number	Date(s) Filed
Sentinel Group Funds, Inc.	0000225843	August 5, 2009

Very Truly Yours,

/s/ D. Russell Morgan

D. Russell Morgan
Chief Compliance Officer – Separate Accounts

ONE NATIONAL LIFE DRIVE
MONTPELIER, VERMONT 05604